Financial Risk Management - Summary of Financial Instruments Held by the Company (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2019 MXN ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)
Financial assets
Financial assets		$ 239,665
Financial liabilities at amortized cost
Financial liabilities	$ 735,729	274,552	$ 730,361	$ 784,533
Short and Long-term Debt Securities
Financial liabilities at amortized cost
Financial liabilities	12,000,000		9,000,000	9,000,000
Current And Long Term Bank Loans [Member]
Financial liabilities at amortized cost
Financial liabilities	4,437,043		4,535,863	4,252,258
Accounts payable [Member]
Financial liabilities at amortized cost
Financial liabilities	1,215,264	39,105	1,181,049	1,075,996
Derivative Financial Instruments [Member]
Financial liabilities at amortized cost
Financial liabilities	265,979
Liabilities for Assets in Lease [Member]
Financial liabilities at amortized cost
Financial liabilities	37,192		48,199
Cash and Cash Equivalents [Member]
Financial assets
Financial assets	7,500,193	219,755	6,151,457	7,730,143
Trade Accounts Receivables [Member]
Financial assets
Financial assets	1,479,410	$ 19,910	1,395,362	997,370
Derivative financial instruments [Member]
Financial assets
Financial assets	$ 4,686		$ 136,457	$ 106,815